CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	[1]	$ 5,528,639	$ 4,253,710	$ 3,717,366
Cost of sales	[2]	2,866,648	2,345,858	2,307,172
Gross profit		2,661,991	1,907,852	1,410,194
Operating expenses:
Research and development expense	[3]	341,289	249,387	215,660
Sales and marketing	[4]	1,243,145	897,585	621,953
General and administrative	[5]	433,395	387,316	251,207
Total operating expenses		2,017,829	1,534,288	1,088,820
Operating income		644,162	373,564	321,374
Interest expense, net		(63,715)	(44,909)	(27,021)
Other (expense) income, net		(7,980)	(35,427)	7,631
Income before income taxes		572,467	293,228	301,984
Provision for income taxes		133,762	126,150	69,630
Net income		$ 438,705	$ 167,078	$ 232,354
Net income per share, basic (in dollars per share)		$ 3.14	$ 1.20	$ 1.67
Net income per share, diluted (in dollars per share)		$ 3.11	$ 1.20	$ 1.67
Weighted-average number of shares used in computing net income per share, basic (in shares)		139,935,525	139,025,657	138,982,872
Weighted-average number of shares used in computing net income per share, diluted (in shares)		141,083,853	139,420,254	138,982,872

[1]	Including amounts associated with related parties of $9,460, $3,133 and $1,451 for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including amounts associated with related parties of $231,491, $1,037,844 and $1,413,098 for the years ended December 31, 2024, 2023 and 2022, respectively.
[3]	Including amounts associated with related parties of $875, $3,004 and $3,561 for the years ended December 31, 2024, 2023 and 2022, respectively.
[4]	Including amounts associated with related parties of $0, $8,200 and $0 for the years ended December 31, 2024, 2023 and 2022, respectively.
[5]	Including amounts associated with related parties of $(3,000), $22,750 and $0 for the years ended December 31, 2024, 2023 and 2022, respectively.